Plant and equipment (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 1,834,988	$ 1,773,379
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(1,217,082)	(1,283,300)
Property, Plant and Equipment, Net	617,906	490,079	$ 489,591
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	53,632	62,338
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(34,396)	(35,078)
Property, Plant and Equipment, Net	19,236	27,260	39,707
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,013,804	1,000,849
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(742,269)	(777,635)
Property, Plant and Equipment, Net	271,535	223,214	247,572
Fixtures and fittings
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	400,215	385,871
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(240,619)	(250,438)
Property, Plant and Equipment, Net	159,596	135,433	54,465
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	86,087	99,467
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(56,120)	(54,630)
Property, Plant and Equipment, Net	29,967	44,837
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net		44,837	63,382
Computer Software, Intangible Asset [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	281,250	224,854
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(143,678)	(165,519)
Property, Plant and Equipment, Net	$ 137,572	$ 59,335	$ 84,465